Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Three months ended December 31,	Years Ended September 30,
	2024	2024	2023
Options to purchase common stock under Old Nukk equity incentive plan	4,823	15,538	15,538
Convertible notes payable that convert into common stock	464,217	467,400	—
Stock purchase warrants to acquire common stock	4,028,583	1,177,160	837,625
Total potentially dilutive securities	4,497,623	1,660,098	853,163

The following table summarizes the potentially dilutive securities excluded from the computation of diluted shares outstanding because the effect of including these potential shares was anti-dilutive:

	Nine Months Ended September 30,
	2025	2024
Options to purchase common stock	4,823	15,538
Convertible notes payable that convert into common stock	—	—
Stock purchase warrants to acquire common stock	4,780,449	987,625
Total potentially dilutive securities	4,785,272	1,003,163